EQUITY (Details Narrative) - USD ($)																	6 Months Ended			12 Months Ended
	May 05, 2026	Mar. 18, 2026	Jan. 26, 2026	Sep. 05, 2025	Aug. 11, 2025	Dec. 02, 2024	Oct. 23, 2024	Feb. 21, 2024	Dec. 23, 2022	Dec. 12, 2022	Jun. 23, 2022	Mar. 31, 2022	Nov. 23, 2021	Dec. 17, 2020	Nov. 27, 2019	Nov. 15, 2019	Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2020	Dec. 31, 2019	May 08, 2026	Dec. 31, 2025	Nov. 27, 2024	Nov. 27, 2023	Dec. 04, 2018
Ordinary shares, shares issued																	26,330,471					26,330,471	156,434			50,000
Ordinary shares authorized																										50,000
Common stock par value																	$ 0						$ 0			$ 1.00
Shares issued																16,666
Total consideration																$ 16,666	$ 58,833,231
Share price per share																$ 1.00
Number of ordinary shares issued																66,666
Ordinary shares, shares outstanding																	26,330,471					26,330,471	156,434
Additional paid-in capital																	$ 160,068,680						$ 101,235,450
Additional paid-in capital contributed																	$ 58,833,231
2022 Plan [Member] | Maximum [Member]
Number of shares issued under plan												4,945,313
Common Stock [Member]
Ordinary shares, shares issued																									35
Common stock par value								$ 1.01
Shares issued				12,000,000	475,220			438,498									26,173,992	[1]
Total consideration
Offering price				$ 0.80	$ 1.72
Ordinary shares, shares outstanding																									35
Shares Purchase Agreement [Member] | Anxin Jieda Co Limited [Member] | Common Stock [Member]
Shares issued													7,968,755
Share Consideration paid, percentage																				50.00%	50.00%
Shares Purchase Agreement [Member] | Boxinrui International Holdings Limited [Member]
Ownership percentage													100.00%
Shares Purchase Agreement [Member] | Beijing Anxin Jieda Logistics Co., Ltd. [Member]
Ownership percentage													100.00%
Stock Purchase Agreement [Member] | Common Stock [Member]
Common stock par value																									$ 0
Stock Purchase Agreement [Member] | Yundian BVI [Member] | Common Stock [Member]
Common stock par value												$ 0
Shares issued												9,000,000
Total consideration												$ 8,100,000
Offering price												$ 0.9
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
Shares issued											10,000,000
Total consideration											$ 6,000,000
Offering price											$ 0.6
Stock Purchase Agreement [Member] | Yuanxing BVI [Member] | Common Stock [Member]
Shares issued									12,000,000	12,000,000
Total consideration									$ 9,600,000	$ 9,600,000
Offering price									$ 0.8	$ 0.8
Stock Purchase Agreement [Member] | Yundian BVI [Member]
Ownership percentage												100.00%
Stock Purchase Agreement [Member] | Yundian BVI [Member] | Common Stock [Member]
Ownership percentage												100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member]
Ownership percentage											100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
Ownership percentage											100.00%
Stock Purchase Agreement [Member] | Yuanxing BVI [Member]
Ownership percentage										100.00%
Stock Purchase Agreement [Member] | Yuanxing BVI [Member] | Common Stock [Member]
Ownership percentage										100.00%
Securities Purchase Agreement [Member]
Investors for purchase and sale of aggregate shares	25,000,000	6,999,996
Securities Purchase Agreement [Member] | Common Stock [Member]
Shares issued			38,000,000			30,000,000
Offering price			$ 0.80																					$ 0.80
Securities Purchase Agreement [Member] | Warrant [Member]
Proceeds from sale of stock		$ 12,651,733
Investors for purchase and sale of aggregate shares		6,999,996
Exercise price	$ 0.626	$ 2.00
IPO [Member]
Shares issued														5,000,000
Share price per share														$ 5.00
Proceeds from sale of stock														$ 25,000,000
Offering [Member]
Proceeds from sale of stock	$ 15,650,000
Board of Directors [Member]
Ordinary shares authorized															66,666
Common stock par value															$ 1.00
Divided pro-rata shares															20,000,000
Board of Directors [Member] | IPO [Member]
Shares issued														5,000,000
Share price per share														$ 5.00
Ordinary shares offered														999,910
Proceeds from sale of stock														$ 29,999,550
Proceeds from public offering before deduction														26,500,000
Underwriter's fee and expenses														$ 3,500,000
Board of Directors Chairman [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Shares issued							30,000,000
Offering price							$ 0.80

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)